SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA	12 Months Ended
Dec. 31, 2024
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA
NOTE 14:-	SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA

a.	Other operating expenses (income), net are comprised of the following:

	Year ended December 31,
	2024	2023	2022
Capital gain from disposal of property	$-	$(2,084)	$-
Income from arbitrations in Peru, net	(13,305)	(2,962)	-
Income from legal proceedings in the Philippines, net	-	(5,357)	-
Mergers and acquisitions related expenses	3,684	1,550	438
Indirect tax related expenses *)	3,349	-	-
Others, net	(479)	82	-
	$(6,751)	$(8,771)	$438

*) The Company recorded indirect tax-related expenses due to a change in projected revenue mix, which impacted the expected recoverability of an indirect tax asset, resulting in a write-off of the asset.

b.	Financial income (expenses), net are comprised of the following:

	Year ended December 31,
	2024	2023	2022
Income:

Interest on cash equivalents, short-term deposits and restricted cash	$4,350	$3,710	$980
Other	117	46	18

	4,467	3,756	998
Expenses:

Interest expenses	(501)	(232)	-
Exchange rate differences, net	(839)	(35)	(2,019)
Bank charges including guarantees	(1,578)	(1,581)	(1,752)
Revaluation of investment in a convertible debt	-	(1,401)	-
Other	(45)	(398)	(45)

	(2,963)	(3,647)	(3,816)

Total financial income (expenses), net	$1,504	$109	$(2,818)

c.          Earnings (losses) per share:

The following table sets forth the computation of basic and diluted earnings (losses) per share:

1.	Numerator:

	Year ended December 31,
	2024	2023	2022

Net income (losses) available to holders of ordinary shares	$24,849	$23,504	$(5,928)

2.	Denominator:

	Year ended December 31,
	2024	2023	2022

Weighted average number of shares	57,016,920	56,668,999	56,591,994
Add - stock options	-	3,538	-

Denominator for diluted earnings (losses) per share - adjusted weighted average shares assuming exercise of stock options	57,016,920	56,672,537	56,591,994

The total number of potential shares related to the outstanding options excluded from the calculations of diluted earnings per share, as they would have been anti-dilutive, were 5,290,625, 5,676,237 and 3,441,644 for the years ended December 31, 2024, 2023 and 2022, respectively. In addition, the potential ordinary shares related to DPI’s acquisition (see Note 17), were also excluded from the calculations of diluted earnings per share, as they would have been anti-dilutive.